UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Contents

3	Letter to Shareholders
4	Performance Summaries
10	Portfolio Management Team
11	Portfolio Summaries
12	Investment Portfolios
24	Statements of Assets and Liabilities
26	Statements of Operations
28	Statements of Changes in Net Assets

31	Financial Highlights
40	Notes to Financial Statements
54	Information About Each Fund’s Expenses
58	Advisory Agreement Board Considerations and Fee Evaluation
64	Account Management Resources
66	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The Fund’s performance is directly related to the performance of the underlying portfolios or Funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Asset Allocation Trust

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Asset Allocation Trust	3

Performance Summaries	February 28, 2018 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	2.02%	6.54%	4.68%	3.47%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.85%	0.41%	3.45%	2.86%
S&P Target Risk Conservative Index†	1.28%	6.23%	4.37%	4.05%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.63%	5.35%	3.04%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.26%	4.11%	2.44%
S&P Target Risk Conservative Index†		9.70%	4.85%	4.14%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	1.56%	5.67%	3.90%	2.70%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.56%	5.67%	3.90%	2.70%
S&P Target Risk Conservative Index†	1.28%	6.23%	4.37%	4.05%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.80%	4.56%	2.27%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		9.80%	4.56%	2.27%
S&P Target Risk Conservative Index†		9.70%	4.85%	4.14%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	2.15%	6.73%	4.95%	3.74%
S&P Target Risk Conservative Index†	1.28%	6.23%	4.37%	4.05%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		10.93%	5.60%	3.30%
S&P Target Risk Conservative Index†		9.70%	4.85%	4.14%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

4	Deutsche Asset Allocation Trust

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.25%, 2.03% and 1.00% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/18	$13.06	$13.04	$13.04
8/31/17	$12.93	$12.92	$12.91
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.13	$.08	$.15

Deutsche Asset Allocation Trust	5

Deutsche Multi-Asset Global Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	3.62%	12.03%	5.18%	3.69%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.33%	5.59%	3.94%	3.07%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		16.56%	5.91%	3.13%
Adjusted for the Maximum Sales Charge (max 5.75% load)		9.86%	4.66%	2.53%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	3.25%	11.16%	4.39%	2.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.25%	11.16%	4.39%	2.91%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		15.73%	5.11%	2.37%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		15.73%	5.11%	2.37%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	3.76%	12.31%	5.44%	3.94%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		16.87%	6.17%	3.39%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

6	Deutsche Asset Allocation Trust

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.33%, 2.10% and 1.11% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/18	$16.04	$15.97	$16.04
8/31/17	$15.73	$15.60	$15.75
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.26	$.14	$.30

Deutsche Asset Allocation Trust	7

Deutsche Multi-Asset Moderate Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	4.61%	9.84%	6.79%	4.37%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.40%	3.52%	5.53%	3.75%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.80%	7.64%	3.62%
Adjusted for the Maximum Sales Charge (max 5.75% load)		7.26%	6.37%	3.01%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	4.34%	8.99%	6.01%	3.60%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.35%	8.99%	6.01%	3.60%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.92%	6.84%	2.86%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		12.92%	6.84%	2.86%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	4.88%	10.13%	7.07%	4.63%
S&P Target Risk Moderate Index†	2.35%	8.01%	5.58%	4.52%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		13.99%	7.91%	3.87%
S&P Target Risk Moderate Index†		11.78%	6.19%	4.29%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

8	Deutsche Asset Allocation Trust

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.70%, 2.42% and 1.43% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
2/28/18	$9.79	$9.80	$9.78
8/31/17	$9.88	$9.84	$9.87
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.13	$.05	$.16
Capital Gain Distributions, Six Months	$.42	$.42	$.42

Deutsche Asset Allocation Trust	9

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director.

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–Joined	DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Portfolio Manager for the Quantitative Group: New York.

–Degree	in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Managing Director.

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

– Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

10	Deutsche Asset Allocation Trust

Portfolio Summaries	(Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/18	8/31/17
Fixed Income — Bond Funds	39%	47%
Fixed Income — Exchange-Traded Funds	25%	23%
Fixed Income — Money Market Fund	3%	1%
Equity — Equity Funds	24%	24%
Equity — Exchange-Traded Funds	8%	4%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

Deutsche Multi-Asset Global Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/18	8/31/17
Fixed Income — Bond Funds	18%	25%
Fixed Income — Exchange-Traded Funds	15%	12%
Fixed Income — Money Market Fund	2%	2%
Equity — Equity Funds	45%	46%
Equity — Exchange-Traded Funds	16%	12%
Short-Term U.S. Treasury Obligations	4%	3%
	100%	100%

Deutsche Multi-Asset Moderate Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/18	8/31/17
Fixed Income — Bond Funds	18%	27%
Fixed Income — Exchange-Traded Funds	16%	12%
Fixed Income — Money Market Fund	6%	4%
Equity — Equity Funds	46%	48%
Equity — Exchange-Traded Funds	10%	5%
Short-Term U.S. Treasury Obligations	4%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about each fund’s investment portfolio, see pages 12–23. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 64 for contact information.

Deutsche Asset Allocation Trust	11

Investment Portfolios	as of February 28, 2018 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 23.4%
Deutsche Core Equity Fund “Institutional” (a)	552,728	15,548,224
Deutsche European Equity Fund “Institutional”* (a)	296,760	3,641,245
Deutsche Small Cap Core Fund “S” (a)	72,327	2,169,072
Total Equity — Equity Funds (Cost $12,643,020)		21,358,541

Equity — Exchange-Traded Funds 8.1%
iShares MSCI Japan ETF	16,572	1,012,052
iShares MSCI Pacific ex Japan ETF	42,000	2,003,400
SPDR Bloomberg Barclays Convertible Securities ETF	85,600	4,434,080
Total Equity — Exchange-Traded Funds (Cost $6,894,866)		7,449,532

Fixed Income — Bond Funds 37.4%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)	80,504	961,216
Deutsche Global High Income Fund “Institutional” (a)	419,453	2,839,696
Deutsche High Conviction Global Bond Fund “S” (a)	187,946	1,712,188
Deutsche High Income Fund “Institutional” (a)	204,731	962,237
Deutsche Total Return Bond Fund “Institutional” (a)	1,531,902	16,146,249
Deutsche U.S. Bond Index Fund “Institutional” (a)	1,253,327	11,568,210
Total Fixed Income — Bond Funds (Cost $34,680,432)		34,189,796

Fixed Income — Exchange-Traded Funds 24.1%
iShares Core U.S. Aggregate Bond ETF	130,000	13,880,100
iShares TIPS Bond ETF	36,200	4,051,504
VanEck Vectors JPMorgan EM Local Currency Bond ETF	211,680	4,119,293
Total Fixed Income — Exchange-Traded Funds (Cost $22,579,621)		22,050,897

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 1.3%
U.S. Treasury Bill, 1.18%**, 8/16/2018 (b) (Cost $1,146,651)	1,153,000	1,143,295

The accompanying notes are an integral part of the financial statements.

12	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 2.8%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c) (Cost $2,602,824)	2,602,824	2,602,824

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $80,547,414)	97.1	88,794,885
Other Assets and Liabilities, Net	2.9	2,679,644

Net Assets	100.0	91,474,529

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Equity — Equity Funds 23.4%
Deutsche Core Equity Fund “Institutional” (a)
15,780,492	837,914	1,821,200	219,204	531,814	87,780	750,135	552,728	15,548,224
Deutsche European Equity Fund “Institutional”* (a)
3,945,363	—	455,900	51,759	100,023	—	—	296,760	3,641,245
Deutsche Small Cap Core Fund “S” (a)
2,343,493	125,699	270,200	83,460	(113,380)	7,695	118,004	72,327	2,169,072
Fixed Income — Bond Funds 37.4%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)
1,027,687	2,365	117,500	(37,546)	86,210	2,364	—	80,504	961,216
Deutsche Global High Income Fund “Institutional” (a)
3,182,065	71,480	359,400	22,254	(76,703)	71,439	—	419,453	2,839,696
Deutsche Global Inflation Fund “Institutional” (a)
4,679,737	—	4,647,381	97,113	(129,469)	—	—	—	—
Deutsche High Conviction Global Bond Fund “S” (a)
1,935,252	21,586	218,600	(20,079)	(5,971)	21,586	—	187,946	1,712,188
Deutsche High Income Fund “Institutional” (a)
1,075,879	26,422	121,800	1,932	(20,196)	26,423	—	204,731	962,237
Deutsche Total Return Bond Fund “Institutional” (a)
18,374,674	286,134	2,070,600	42,083	(486,042)	286,134	—	1,531,902	16,146,249
Deutsche U.S. Bond Index Fund “Institutional” (a)
13,336,897	194,118	1,497,000	(3,692)	(462,113)	164,095	30,090	1,253,327	11,568,210

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	13

Deutsche Multi-Asset Conservative Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Fixed Income — Money Market Fund 2.8%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c)
1,119,586	16,408,695	14,925,457	—	—	23,491	—	2,602,824	2,602,824
66,801,125	17,974,413	26,505,038	456,488	(575,827)	691,007	898,229	7,202,502	58,151,161

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b)	At February 28, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

CBOE: Chicago Board Options Exchange

EAFE: Europe, Australasia and Far East

EM: Emerging Markets

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

During the period ended February 28, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,565,718 and $11,579,581, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $8,736,293 and $2,885,300, respectively.

At February 28, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI Mini EAFE Index	USD	3/16/2018	45	4,539,724	4,582,125	42,401
MSCI Mini Emerging Market Index	USD	3/16/2018	55	3,089,227	3,253,989	164,762
S&P 500 E-Mini Index	USD	3/16/2018	33	4,518,193	4,478,760	(39,433)
Total net unrealized appreciation						167,730

At February 28, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
CBOE Volatility Index	USD	6/20/2018	58	834,040	1,013,550	(179,510)
Euro Stoxx 50 Index	EUR	3/16/2018	34	1,492,224	1,426,083	66,141
Nikkei 225 Mini Index	JPY	3/8/2018	50	1,087,165	1,035,662	51,503
Total net unrealized depreciation						(61,866)

The accompanying notes are an integral part of the financial statements.

14	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund

Currency Abbreviations
EUR Euro
JPY Japanese Yen
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$21,358,541	$—	$—	$21,358,541
Equity — Exchange-Traded Funds	7,449,532	—	—	7,449,532
Fixed Income — Bond Funds	34,189,796	—	—	34,189,796
Fixed Income — Exchange-Traded Funds	22,050,897	—	—	22,050,897
Short-Term U.S. Treasury Obligations	—	1,143,295	—	1,143,295
Money Market Fund	2,602,824	—	—	2,602,824
Derivatives (d)
Futures Contracts	324,807	—	—	324,807
Total	$87,976,397	$1,143,295	$—	$89,119,692

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(218,943)	$—	$—	$(218,943)
Total	$(218,943)	$—	$—	$(218,943)

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	15

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 43.4%
Deutsche Core Equity Fund “Institutional” (a)	126,826	3,567,624
Deutsche EAFE Equity Index Fund “Institutional” (a)	3,131,056	20,571,041
Deutsche European Equity Fund “Institutional”* (a)	319,359	3,918,534
Deutsche Global Small Cap Fund “Institutional” (a)	77,313	2,994,349
Deutsche International Growth Fund “Institutional” (a)	327,870	11,429,558
Total Equity — Equity Funds (Cost $36,271,937)		42,481,106

Equity — Exchange-Traded Funds 15.7%
iShares MSCI EAFE ETF	47,300	3,323,771
iShares MSCI Japan ETF	29,503	1,801,748
iShares MSCI Pacific ex Japan ETF	50,367	2,402,506
SPDR Bloomberg Barclays Convertible Securities ETF	89,700	4,646,460
Vanguard FTSE Developed Markets ETF	70,626	3,149,213
Total Equity — Exchange-Traded Funds (Cost $13,832,709)		15,323,698

Fixed Income — Bond Funds 18.0%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)	45,955	548,700
Deutsche Global High Income Fund “Institutional” (a)	913,359	6,183,437
Deutsche High Conviction Global Bond Fund “S” (a)	186,204	1,696,314
Deutsche High Income Fund “Institutional” (a)	80,921	380,328
Deutsche Total Return Bond Fund “Institutional” (a)	483,593	5,097,071
Deutsche U.S. Bond Index Fund “Institutional” (a)	399,165	3,684,289
Total Fixed Income — Bond Funds (Cost $17,338,588)		17,590,139

Fixed Income — Exchange-Traded Funds 14.8%
iShares Core U.S. Aggregate Bond ETF	53,200	5,680,164
iShares TIPS Bond ETF	38,700	4,331,304
VanEck Vectors JPMorgan EM Local Currency Bond ETF	226,997	4,417,362
Total Fixed Income — Exchange-Traded Funds (Cost $14,672,622)		14,428,830

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.5%
U.S. Treasury Bill, 1.18%**, 8/16/2018 (b) (Cost $3,476,749)	3,496,000	3,466,573

The accompanying notes are an integral part of the financial statements.

16	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 1.7%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c) (Cost $1,667,933)	1,667,933	1,667,933

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $87,260,538)	97.1	94,958,279
Other Assets and Liabilities, Net	2.9	2,799,006

Net Assets	100.0	97,757,285

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Equity — Equity Funds 43.4%
Deutsche Core Equity Fund “Institutional” (a)
3,735,295	196,600	539,500	106,550	68,679	20,662	175,939	126,826	3,567,624
Deutsche EAFE Equity Index Fund “Institutional” (a)
22,526,658	650,737	3,226,400	181,055	438,991	650,736	—	3,131,056	20,571,041
Deutsche European Equity Fund “Institutional”* (a)
4,379,683	—	629,700	73,628	94,923	—	—	319,359	3,918,534
Deutsche Global Small Cap Fund “Institutional” (a)
3,266,328	316,526	470,400	(70,125)	(47,980)	—	316,527	77,313	2,994,349
Deutsche International Growth Fund “Institutional” (a)
12,742,590	60,785	1,817,200	257,970	185,413	60,785	—	327,870	11,429,558
Fixed Income — Bond Funds 18.0%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)
605,043	1,384	86,100	(21,481)	49,854	1,384	—	45,955	548,700
Deutsche Global High Income Fund “Institutional” (a)
7,147,076	158,170	1,002,300	42,464	(161,973)	158,019	—	913,359	6,183,437
Deutsche Global Inflation Fund “Institutional” (a)
5,199,209	—	5,163,617	75,894	(111,486)	—	—	—	—
Deutsche High Conviction Global Bond Fund “S” (a)
1,977,820	21,741	277,600	6,404	(32,051)	21,741	—	186,204	1,696,314
Deutsche High Income Fund “Institutional” (a)
438,778	10,614	61,800	2,741	(10,005)	10,614	—	80,921	380,328

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	17

Deutsche Multi-Asset Global Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Deutsche Total Return Bond Fund “Institutional” (a)
5,983,249	91,776	837,100	(4,763)	(136,091)	91,775	—	483,593	5,097,071
Deutsche U.S. Bond Index Fund “Institutional” (a)
4,381,006	62,887	610,000	(2,299)	(147,305)	53,094	9,795	399,165	3,684,289
Fixed Income — Money Market Fund 1.7%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c)
1,645,655	18,759,364	18,737,086	—	—	20,107	—	1,667,933	1,667,933
74,028,390	20,330,584	33,458,803	648,038	190,969	1,088,917	502,261	7,759,554	61,739,178

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b)	At February 28, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

CBOE: Chicago Board Options Exchange

EAFE: Europe, Australasia and Far East

EM: Emerging Markets

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

During the period ended February 28, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,571,220 and $14,721,717, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $9,460,525 and $3,751,286, respectively.

At February 28, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI Mini EAFE Index	USD	3/16/2018	58	5,851,200	5,905,850	54,650
MSCI Mini Emerging Market Index	USD	3/16/2018	94	5,425,705	5,561,027	135,322
MSCI World Index	USD	3/16/2018	50	3,046,089	3,017,500	(28,589)
Total net unrealized appreciation						161,383

The accompanying notes are an integral part of the financial statements.

18	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Global Allocation Fund

At February 28, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
CBOE Volatility Index	USD	6/20/2018	61	877,180	1,065,975	(188,795)
Euro Stoxx 50 Index	EUR	3/16/2018	38	1,667,780	1,593,857	73,923
Nikkei 225 Mini Index	JPY	3/8/2018	55	1,195,882	1,139,229	56,653
Total net unrealized depreciation						(58,219)

Currency Abbreviations
EUR Euro
JPY Japanese Yen
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$42,481,106	$—	$—	$42,481,106
Equity — Exchange-Traded Funds	15,323,698	—	—	15,323,698
Fixed Income — Bond Funds	17,590,139	—	—	17,590,139
Fixed Income — Exchange-Traded Funds	14,428,830	—	—	14,428,830
Short-Term U.S. Treasury Obligations	—	3,466,573	—	3,466,573
Money Market Fund	1,667,933	—	—	1,667,933
Derivatives (d)
Futures Contracts	320,548	—	—	320,548
Total	$91,812,254	$3,466,573	$—	$95,278,827

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(217,384)	$—	$—	$(217,384)
Total	$(217,384)	$—	$—	$(217,384)

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	19

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 44.6%
Deutsche Core Equity Fund “Institutional” (a)	378,281	10,641,057
Deutsche European Equity Fund “Institutional”* (a)	122,165	1,498,965
Deutsche Small Cap Core Fund “S” (a)	45,041	1,350,783
Total Equity — Equity Funds (Cost $7,563,098)		13,490,805

Equity — Exchange-Traded Funds 9.2%
iShares MSCI Japan ETF	12,650	772,535
iShares MSCI Pacific ex Japan ETF	14,055	670,424
SPDR Bloomberg Barclays Convertible Securities ETF	25,900	1,341,620
Total Equity — Exchange-Traded Funds (Cost $2,518,994)		2,784,579

Fixed Income — Bond Funds 17.4%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)	25,148	300,270
Deutsche Floating Rate Fund “Institutional” (a)	9,777	80,564
Deutsche Global High Income Fund “Institutional” (a)	56,945	385,520
Deutsche High Conviction Global Bond Fund “S” (a)	89,815	818,215
Deutsche High Income Fund “Institutional” (a)	163,996	770,780
Deutsche Total Return Bond Fund “Institutional” (a)	193,215	2,036,491
Deutsche U.S. Bond Index Fund “Institutional” (a)	94,252	869,946
Total Fixed Income — Bond Funds (Cost $5,293,607)		5,261,786

Fixed Income — Exchange-Traded Funds 15.7%
iShares Core U.S. Aggregate Bond ETF	17,600	1,879,152
iShares TIPS Bond ETF	14,400	1,611,648
VanEck Vectors JPMorgan EM Local Currency Bond ETF	65,614	1,276,849
Total Fixed Income — Exchange-Traded Funds (Cost $4,852,494)		4,767,649

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.6%
U.S. Treasury Bill, 1.18%**, 8/16/2018 (b) (Cost $1,085,987)	1,092,000	1,082,808

The accompanying notes are an integral part of the financial statements.

20	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 5.8%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c) (Cost $1,748,044)	1,748,044	1,748,044

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $23,062,224)	96.3	29,135,671
Other Assets and Liabilities, Net	3.7	1,126,930

Net Assets	100.0	30,262,601

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the six months ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Equity — Equity Funds 44.6%
Deutsche Core Equity Fund “Institutional” (a)
11,601,747	623,146	2,130,500	156,268	390,396	65,319	557,829	378,281	10,641,057
Deutsche European Equity Fund “Institutional”* (a)
1,744,413	—	314,700	39,500	29,752	—	—	122,165	1,498,965
Deutsche Small Cap Core Fund “S” (a)
1,568,020	85,076	287,400	80,094	(95,007)	5,209	79,867	45,041	1,350,783
Fixed Income — Bond Funds 17.4%
Deutsche Enhanced Commodity Strategy Fund “Institutional” (a)
344,778	802	61,600	(17,781)	34,071	803	—	25,148	300,270
Deutsche Floating Rate Fund “Institutional” (a)
96,200	1,739	16,800	(1,034)	459	1,739	—	9,777	80,564
Deutsche Global High Income Fund “Institutional” (a)
463,992	10,265	81,100	6,385	(14,022)	10,250	—	56,945	385,520
Deutsche Global Inflation Fund “Institutional” (a)
2,035,509	—	2,021,177	49,911	(64,243)	—	—	—	—
Deutsche High Conviction Global Bond Fund “S” (a)
993,551	10,938	174,100	6,554	(18,728)	10,937	—	89,815	818,215
Deutsche High Income Fund “Institutional” (a)
925,940	22,409	162,500	(4,463)	(10,606)	22,409	—	163,996	770,780
Deutsche Total Return Bond Fund “Institutional” (a)
2,489,600	38,194	434,200	8,696	(65,799)	38,193	—	193,215	2,036,491

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	21

Deutsche Multi-Asset Moderate Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Deutsche U.S. Bond Index Fund “Institutional” (a)
1,077,073	15,508	186,500	(932)	(35,203)	13,045	2,458	94,252	869,946
Fixed Income — Money Market Fund 5.8%
Deutsche Central Cash Management Government Fund, 1.42% (a) (c)
1,367,902	7,425,751	7,045,609	—	—	9,418	—	1,748,044	1,748,044
24,708,725	8,233,828	12,916,186	323,198	151,070	177,322	640,154	2,926,679	20,500,635

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b)	At February 28, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

CBOE: Chicago Board Options Exchange

EAFE: Europe, Australasia and Far East

EM: Emerging Markets

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

During the period ended February 28, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $808,077 and $5,870,577, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $3,310,781 and $1,294,834, respectively.

At February 28, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI Mini EAFE Index	USD	3/16/2018	27	2,782,585	2,749,275	(33,310)
MSCI Mini Emerging Market Index	USD	3/16/2018	20	1,123,355	1,183,000	59,645
Total net unrealized appreciation						26,335

At February 28, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
CBOE Volatility Index	USD	6/20/2018	20	287,600	349,257	(61,657)
Euro Stoxx 50 Index	EUR	3/16/2018	8	351,111	335,548	15,563
Nikkei 225 Mini Index	JPY	3/8/2018	15	326,150	310,699	15,451
Total net unrealized depreciation						(30,643)

The accompanying notes are an integral part of the financial statements.

22	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Moderate Allocation Fund

Currency Abbreviations
EUR Euro
JPY Japanese Yen
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$13,490,805	$—	$—	$13,490,805
Equity — Exchange-Traded Funds	2,784,579	—	—	2,784,579
Fixed Income — Bond Funds	5,261,786	—	—	5,261,786
Fixed Income — Exchange-Traded Funds	4,767,649	—	—	4,767,649
Short-Term U.S. Treasury Obligations	—	1,082,808	—	1,082,808
Money Market Fund	1,748,044	—	—	1,748,044
Derivatives (d)
Futures Contracts	90,659	—	—	90,659
Total	$28,143,522	$1,082,808	$—	$29,226,330

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(94,967)	$—	$—	$(94,967)
Total	$(94,967)	$—	$—	$(94,967)

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	23

Statements of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $30,621,138, $31,982,080 and $8,457,475)	$30,643,724	$33,219,101	$8,635,036
Investments in affiliated Underlying Funds, at value (cost $49,926,276, $55,278,458 and $14,604,749)	58,151,161	61,739,178	20,500,635
Cash	2,936,932	3,033,342	1,204,180
Foreign currency, at value	614	39	—
Receivable for Fund shares sold	56,522	10,981	5,164
Dividends receivable	2,816	2,494	264
Interest receivable	3,214	2,154	1,861
Other assets	27,605	27,737	23,489
Total assets	91,822,588	98,035,026	30,370,629

Liabilities
Foreign cash overdraft, at value	—	—	449
Payable for Fund shares redeemed	81,719	4,701	—
Payable for variation margin on futures contracts	149,048	163,563	43,460
Accrued management fee	3,647	—	—
Accrued Trustees’ fees	1,955	1,656	926
Other accrued expenses and payables	111,690	107,821	63,193
Total liabilities	348,059	277,741	108,028
Net assets at value	$91,474,529	$97,757,285	$30,262,601

The accompanying notes are an integral part of the financial statements.

24	Deutsche Asset Allocation Trust

Statements of Assets and Liabilities as of February 28, 2018 (Unaudited) (continued)

Net Assets Consist of	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Undistributed net investment income	$283,170	$1,213,245	$13,072
Net unrealized appreciation (depreciation) on:
Investments	8,247,471	7,697,741	6,073,447
Futures	105,864	103,164	(4,308)
Foreign currency	621	46	(446)
Accumulated net realized gain (loss)	(29,981,475)	(4,291,388)	580,131
Paid-in capital	112,818,878	93,034,477	23,600,705
Net assets, at value	$91,474,529	$97,757,285	$30,262,601

Net Asset Value
Class A
Net assets applicable to shares outstanding	$32,168,003	$35,723,372	$18,514,517
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,463,359	2,227,603	1,890,668
Net Asset Value and redemption price per share	$13.06	$16.04	$9.79
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.86	$17.02	$10.39
Class C
Net assets applicable to shares outstanding	$7,708,542	$7,374,443	$4,534,936
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	590,963	461,845	462,881
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.04	$15.97	$9.80
Class S
Net assets applicable to shares outstanding	$51,597,984	$54,659,470	$7,213,148
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,956,807	3,408,319	737,681
Net Asset Value, offering and redemption price per share	$13.04	$16.04	$9.78

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	25

Statements of Operations

for the six months ended February 28, 2018 (Unaudited)

Net Asset Value	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$691,007	$1,088,917	$177,322
Dividends	452,316	478,259	127,135
Interest	6,842	20,696	6,499
Total income	1,150,165	1,587,872	310,956
Expenses:
Management fee	55,055	67,477	20,641
Administration fee	46,550	50,424	15,651
Services to shareholders	80,749	99,229	35,530
Distribution and service fees	79,383	82,876	45,966
Custodian fee	3,989	4,011	3,763
Professional fees	35,093	35,537	34,895
Reports to shareholders	12,205	13,811	7,823
Registration fees	21,286	23,117	21,894
Trustees’ fees and expenses	2,585	3,481	1,810
Other	5,040	5,055	2,945
Total expenses before expense reductions	341,935	385,018	190,918
Expense reductions	(42,483)	(98,703)	(81,347)
Total expenses after expense reductions	299,452	286,315	109,571
Net investment income	$850,713	$1,301,557	$201,385

The accompanying notes are an integral part of the financial statements.

26	Deutsche Asset Allocation Trust

Statements of Operations for the six months ended February 28, 2018 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$456,488	$648,038	$323,198
Sale of non-affiliated Underlying Funds	38,932	106,365	14,093
Capital gain distributions from affiliated Underlying Funds	898,229	502,261	640,154
Futures	851,373	1,012,612	255,734
Foreign currency	198	406	153
	2,245,220	2,269,682	1,233,332
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	(575,827)	190,969	151,070
Non-affiliated Underlying Funds	(431,618)	192,413	(9,942)
Futures	(174,863)	(259,084)	(100,912)
Foreign currency	506	(145)	301
	(1,181,802)	124,153	40,517
Net gain (loss)	1,063,418	2,393,835	1,273,849
Net increase (decrease) in net assets resulting from operations	$1,914,131	$3,695,392	$1,475,234

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	27

Statements of Changes in Net Assets

Deutsche Multi-Asset Conservative Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Operations:
Net investment income	$850,713	$1,729,739
Net realized gain (loss)	2,245,220	2,672,944
Change in net unrealized appreciation (depreciation)	(1,181,802)	2,279,377
Net increase (decrease) in net assets resulting from operations	1,914,131	6,682,060
Distributions to shareholders from:
Net investment income:
Class A	(335,212)	(574,115)
Class C	(48,441)	(83,800)
Class S	(589,595)	(980,388)
Total distributions	(973,248)	(1,638,303)
Fund share transactions:
Proceeds from shares sold	4,209,914	11,245,440
Reinvestment of distributions	931,256	1,567,343
Payments for shares redeemed	(8,062,422)	(23,795,692)
Net increase (decrease) in net assets from Fund share transactions	(2,921,252)	(10,982,909)
Increase (decrease) in net assets	(1,980,369)	(5,939,152)
Net assets at beginning of period	93,454,898	99,394,050
Net assets at end of period (including undistributed net investment income of $283,170 and $405,705, respectively)	$91,474,529	$93,454,898

The accompanying notes are an integral part of the financial statements.

28	Deutsche Asset Allocation Trust

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Global Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

Operations:
Net investment income	$1,301,557	$1,854,941
Net realized gain (loss)	2,269,682	3,159,854
Change in net unrealized appreciation (depreciation)	124,153	5,630,799
Net increase (decrease) in net assets resulting from operations	3,695,392	10,645,594
Distributions to shareholders from:
Net investment income:
Class A	(592,936)	(1,158,144)
Class C	(64,959)	(182,329)
Class S	(1,041,884)	(1,858,646)
Total distributions	(1,699,779)	(3,199,119)
Fund share transactions:
Proceeds from shares sold	1,867,658	8,308,815
Reinvestment of distributions	1,653,395	3,111,991
Payments for shares redeemed	(9,801,575)	(23,497,271)
Net increase (decrease) in net assets from Fund share transactions	(6,280,522)	(12,076,465)
Increase (decrease) in net assets	(4,284,909)	(4,629,990)
Net assets at beginning of period	102,042,194	106,672,184
Net assets at end of period (including undistributed net investment income of $1,213,245 and $1,611,467, respectively)	$97,757,285	$102,042,194

The accompanying notes are an integral part of the financial statements.

Deutsche Asset Allocation Trust	29

Statements of Changes in Net Assets (continued) Deutsche Multi-Asset Moderate Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Years Ended August 31, 2017

Operations:
Net investment income	$201,385	$428,481
Net realized gain (loss)	1,233,332	1,000,423
Change in net unrealized appreciation (depreciation)	40,517	1,705,497
Net increase (decrease) in net assets resulting from operations	1,475,234	3,134,401
Distributions to shareholders from:
Net investment income:
Class A	(248,446)	(345,108)
Class C	(23,100)	(39,136)
Class S	(108,799)	(136,103)
Net realized gains:
Class A	(789,837)	(898,274)
Class C	(181,789)	(194,701)
Class S	(288,860)	(305,733)
Total distributions	(1,640,831)	(1,919,055)
Fund share transactions:
Proceeds from shares sold	1,486,891	11,533,468
Reinvestment of distributions	1,548,758	1,821,550
Payments for shares redeemed	(4,057,307)	(18,813,488)
Net increase (decrease) in net assets from Fund share transactions	(1,021,658)	(5,458,470)
Increase (decrease) in net assets	(1,187,255)	(4,243,124)
Net assets at beginning of period	31,449,856	35,692,980
Net assets at end of period (including undistributed net investment income of $13,072 and $192,032, respectively)	$30,262,601	$31,449,856

The accompanying notes are an integral part of the financial statements.

30	Deutsche Asset Allocation Trust

Financial Highlights

Deutsche Multi-Asset Conservative Allocation Fund — Class A

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.93		$12.25	$12.00	$12.85	$11.66	$11.14
Income (loss) from investment operations:
Net investment income[a]	.11		.22	.18	.22	.22	.24
Net realized and unrealized gain (loss)	.15		.66	.33	(.67)	1.24	.51
Total from investment operations	.26		.88	.51	(.45)	1.46	.75
Less distributions from:
Net investment income	(.13)		(.20)	(.26)	(.40)	(.27)	(.23)
Net asset value, end of period	$13.06		$12.93	$12.25	$12.00	$12.85	$11.66
Total Return (%)[b,c,d]	2.02	**	7.32	4.33	(3.62)	12.65	6.74

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32		34	37	31	40	44
Ratio of expenses before expense reductions (%)[e]	.84	*	.80	.79	.73	.71	.68
Ratio of expenses after expense reductions (%)[e]	.72	*	.69	.57	.52	.46	.47
Ratio of net investment income (%)	1.75	*	1.76	1.51	1.71	1.76	2.08
Portfolio turnover rate (%)	12	**	5	162	15	61	31

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Asset Allocation Trust	31

Deutsche Multi-Asset Conservative Allocation Fund — Class C

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.92		$12.23	$11.99	$12.83	$11.64	$11.13
Income (loss) from investment operations:
Net investment income[a]	.06		.13	.09	.12	.12	.15
Net realized and unrealized gain (loss)	.14		.67	.32	(.66)	1.25	.50
Total from investment operations	.20		.80	.41	(.54)	1.37	.65
Less distributions from:
Net investment income	(.08)		(.11)	(.17)	(.30)	(.18)	(.14)
Net asset value, end of period	$13.04		$12.92	$12.23	$11.99	$12.83	$11.64
Total Return (%)[b,c,d]	1.56	**	6.61	3.47	(4.28)	11.82	5.86

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		8	10	8	9	10
Ratio of expenses before expense reductions (%)[e]	1.56	*	1.58	1.53	1.48	1.43	1.40
Ratio of expenses after expense reductions (%)[e]	1.47	*	1.44	1.32	1.27	1.21	1.22
Ratio of net investment income (%)	1.00	*	1.02	.75	.95	1.01	1.30
Portfolio turnover rate (%)	12	**	5	162	15	61	31

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

32	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund — Class S

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.91		$12.23	$11.99	$12.83	$11.64	$11.13
Income (loss) from investment operations:
Net investment income[a]	.13		.25	.21	.25	.25	.28
Net realized and unrealized gain (loss)	.15		.67	.32	(.66)	1.24	.48
Total from investment operations	.28		.92	.53	(.41)	1.49	.76
Less distributions from:
Net investment income	(.15)		(.24)	(.29)	(.43)	(.30)	(.25)
Net asset value, end of period	$13.04		$12.91	$12.23	$11.99	$12.83	$11.64
Total Return (%)[b,c]	2.15	**	7.60	4.51	(3.31)	12.95	6.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		52	53	27	35	38
Ratio of expenses before expense reductions (%)[d]	.55	*	.55	.51	.48	.47	.45
Ratio of expenses after expense reductions (%)[d]	.47	*	.44	.32	.27	.21	.22
Ratio of net investment income (%)	2.00	*	2.00	1.77	2.00	2.03	2.41
Portfolio turnover rate (%)	12	**	5	162	15	61	31

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Asset Allocation Trust	33

Deutsche Multi-Asset Global Allocation Fund — Class A

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$15.73		$14.61	$15.05	$16.10	$14.34	$13.50
Income (loss) from investment operations:
Net investment income[a]	.20		.26	.35	.25	.23	.27
Net realized and unrealized gain (loss)	.37		1.31	(.50)[f]	(.83)	1.87	.83
Total from investment operations	.57		1.57	(.15)	(.58)	2.10	1.10
Less distributions from:
Net investment income	(.26)		(.45)	(.29)	(.47)	(.34)	(.26)
Net asset value, end of period	$16.04		$15.73	$14.61	$15.05	$16.10	$14.34
Total Return (%)[b,c,d]	3.62	**	11.05	(.96)[f]	(3.63)	14.68	8.28

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36		39	39	50	68	72
Ratio of expenses before expense reductions (%)[e]	.84	*	.83	.79	.66	.65	.67
Ratio of expenses after expense reductions (%)[e]	.65	*	.63	.40	.52	.46	.47
Ratio of net investment income (%)	2.47	*	1.74	2.40	1.58	1.52	1.93
Portfolio turnover rate (%)	12	**	11	259	12	60	32

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

34	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Global Allocation Fund — Class C

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$15.60		$14.49	$14.92	$15.96	$14.22	$13.38
Income (loss) from investment operations:
Net investment income[a]	.14		.15	.24	.13	.12	.16
Net realized and unrealized gain (loss)	.37		1.30	(.50)[f]	(.82)	1.84	.84
Total from investment operations	.51		1.45	(.26)	(.69)	1.96	1.00
Less distributions from:
Net investment income	(.14)		(.34)	(.17)	(.35)	(.22)	(.16)
Net asset value, end of period	$15.97		$15.60	$14.49	$14.92	$15.96	$14.22
Total Return (%)[b,c,d]	3.25	**	10.27	(1.74)[f]	(4.42)	13.84	7.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		7	8	11	13	13
Ratio of expenses before expense reductions (%)[e]	1.60	*	1.60	1.53	1.40	1.37	1.38
Ratio of expenses after expense reductions (%)[e]	1.40	*	1.38	1.15	1.27	1.21	1.22
Ratio of net investment income (%)	1.77	*	.99	1.64	.82	.77	1.18
Portfolio turnover rate (%)	12	**	11	259	12	60	32

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

Deutsche Asset Allocation Trust	35

Deutsche Multi-Asset Global Allocation Fund — Class S

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$15.75		$14.63	$15.07	$16.12	$14.37	$13.52
Income (loss) from investment operations:
Net investment income[a]	.22		.30	.39	.30	.27	.31
Net realized and unrealized gain (loss)	.37		1.31	(.50)[e]	(.84)	1.86	.84
Total from investment operations	.59		1.61	(.11)	(.54)	2.13	1.15
Less distributions from:
Net investment income	(.30)		(.49)	(.33)	(.51)	(.38)	(.30)
Net asset value, end of period	$16.04		$15.75	$14.63	$15.07	$16.12	$14.37
Total Return (%)[b,c]	3.76	**	11.32	(.70)[e]	(3.43)	14.95	8.62

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55		56	59	71	89	87
Ratio of expenses before expense reductions (%)[d]	.60	*	.61	.54	.42	.42	.42
Ratio of expenses after expense reductions (%)[d]	.40	*	.38	.15	.27	.21	.22
Ratio of net investment income (%)	2.77	*	1.99	2.69	1.87	1.77	2.20
Portfolio turnover rate (%)	12	**	11	259	12	60	32

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]	Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

36	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Moderate Allocation Fund — Class A

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.88		$9.51	$10.41	$12.04	$10.66	$9.71
Income (loss) from investment operations:
Net investment income[a]	.07		.13	.12	.16	.14	.19
Net realized and unrealized gain (loss)	.39		.79	.01	(.42)	1.68	.92
Total from investment operations	.46		.92	.13	(.26)	1.82	1.11
Less distributions from:
Net investment income	(.13)		(.15)	(.19)	(.28)	(.31)	(.16)
Net realized gains	(.42)		(.40)	(.84)	(1.09)	(.13)	—
Total distributions	(.55)		(.55)	(1.03)	(1.37)	(.44)	(.16)
Net asset value, end of period	$9.79		$9.88	$9.51	$10.41	$12.04	$10.66
Total Return (%)[b,c,d]	4.61	**	10.17	1.25	(2.39)	17.23	11.61

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		20	22	24	32	40
Ratio of expenses before expense reductions (%)[e]	1.19	*	1.16	1.04	.85	.82	.82
Ratio of expenses after expense reductions (%)[e]	.65	*	.60	.46	.52	.46	.47
Ratio of net investment income (%)	1.34	*	1.36	1.23	1.39	1.25	1.84
Portfolio turnover rate (%)	15	**	9	161	14	60	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Asset Allocation Trust	37

Deutsche Multi-Asset Moderate Allocation Fund — Class C

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.84		$9.47	$10.37	$11.99	$10.62	$9.67
Income (loss) from investment operations:
Net investment income[a]	.03		.06	.04	.07	.05	.11
Net realized and unrealized gain (loss)	.40		.79	.01	(.41)	1.67	.93
Total from investment operations	.43		.85	.05	(.34)	1.72	1.04
Less distributions from:
Net investment income	(.05)		(.08)	(.11)	(.19)	(.22)	(.09)
Net realized gains	(.42)		(.40)	(.84)	(1.09)	(.13)	—
Total distributions	(.47)		(.48)	(.95)	(1.28)	(.35)	(.09)
Net asset value, end of period	$9.80		$9.84	$9.47	$10.37	$11.99	$10.62
Total Return (%)[b,c,d]	4.34	**	9.35	.44	(3.11)	16.29	10.80

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	5	5	6	5
Ratio of expenses before expense reductions (%)[e]	1.85	*	1.88	1.74	1.54	1.48	1.52
Ratio of expenses after expense reductions (%)[e]	1.40	*	1.35	1.21	1.27	1.21	1.22
Ratio of net investment income (%)	.59	*	.60	.42	.65	.46	1.06
Portfolio turnover rate (%)	15	**	9	161	14	60	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

38	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Moderate Allocation Fund — Class S

	Six Months Ended 2/28/18		Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.87		$9.51	$10.41	$12.05	$10.68	$9.72
Income (loss) from investment operations:
Net investment income[a]	.08		.15	.13	.23	.17	.22
Net realized and unrealized gain (loss)	.41		.79	.03	(.47)	1.67	.93
Total from investment operations	.49		.94	.16	(.24)	1.84	1.15
Less distributions from:
Net investment income	(.16)		(.18)	(.22)	(.31)	(.34)	(.19)
Net realized gains	(.42)		(.40)	(.84)	(1.09)	(.13)	—
Total distributions	(.58)		(.58)	(1.06)	(1.40)	(.47)	(.19)
Net asset value, end of period	$9.78		$9.87	$9.51	$10.41	$12.05	$10.68
Total Return (%)[b,c]	4.88	**	10.35	1.53	(2.21)	17.41	11.99

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		7	9	9	20	18
Ratio of expenses before expense reductions (%)[d]	.91	*	.89	.77	.58	.56	.57
Ratio of expenses after expense reductions (%)[d]	.40	*	.35	.21	.26	.21	.22
Ratio of net investment income (%)	1.58	*	1.59	1.43	2.05	1.49	2.12
Portfolio turnover rate (%)	15	**	9	161	14	60	41

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Asset Allocation Trust	39

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund” or collectively as “Funds”) are each a diversified series of Deutsche Asset Allocation Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the “Underlying Deutsche Funds”) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds”). Non-affiliated Funds and Underlying Deutsche Funds are collectively referred to as “Underlying Funds.” Each Underlying Deutsche Fund’s accounting policies and investment holdings are outlined in the Underlying Deutsche Funds’ financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

40	Deutsche Asset Allocation Trust

Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S.

Deutsche Asset Allocation Trust	41

dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2017, Deutsche Multi-Asset Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $31,574,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($20,827,000), August 31, 2019 ($10,167,000) and August 31, 2020 ($580,000), the respective expiration dates, whichever occurs first.

At August 31, 2017, Deutsche Multi-Asset Global Allocation Fund had a net tax basis capital loss carryforward of approximately $5,796,000, including $2,550,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first; and approximately $3,246,000 of post-enactment losses, which may be applied against realized net taxable short-term capital gains indefinitely.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes for Deutsche Multi-Asset Conservative Allocation Fund was $83,096,466. The net unrealized appreciation for all investments based on tax cost was $8,883,237. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value

42	Deutsche Asset Allocation Trust

over tax cost of $9,705,452 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $822,215.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes for Deutsche Multi-Asset Global Allocation Fund was $94,307,399. The net unrealized appreciation for all investments based on tax cost was $6,911,335. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $7,722,085 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $810,750.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes for Deutsche Multi-Asset Moderate Allocation Fund was $25,696,108. The net unrealized appreciation for all investments based on tax cost was $5,621,077. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,052,046 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $430,969.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2017 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of Deutsche Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically

Deutsche Asset Allocation Trust	43

make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the period ended February 28, 2018, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures

44	Deutsche Asset Allocation Trust

contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2018 is included in the tables following the Funds’ Investment Portfolios. For the six months ended February 28, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $8,605,000 to $12,315,000 for Deutsche Multi-Asset Conservative Allocation Fund, from approximately $10,256,000 to $14,484,000 for Deutsche Multi-Asset Global Allocation Fund and from approximately $2,833,000 to $3,932,000 for Deutsche Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2018, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $755,000 to $4,204,000 for Deutsche Multi-Asset Conservative Allocation Fund, from approximately $795,000 to $4,518,000 for Deutsche Multi-Asset Global Allocation Fund and from approximately $261,000 to $1,245,000 for Deutsche Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2018 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$324,807	$320,548	$90,659

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liabilities Derivative	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (b)	$(218,943)	$(217,384)	$(94,967)

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Deutsche Asset Allocation Trust	45

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2018 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (c)	$851,373	$1,012,612	$255,734

Each of the above derivatives is located in the following Statements of Operations accounts:

(c)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Equity Contracts (d)	$(174,863)	$(259,084)	$(100,912)

Each of the above derivatives is located in the following Statements of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) from futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Conservative Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, Deutsche Multi-Asset Global Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

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Accordingly, for the six months ended February 28, 2018, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.12%, 0.13% and 0.13% of the Fund’s average daily net assets for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund’s outstanding shares. At February 28, 2018, Deutsche Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying Deutsche Fund. At February 28, 2018, Deutsche Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying Deutsche Funds’ outstanding shares: 14% of Deutsche U.S. Bond Index Fund and 5% of Deutsche European Equity Fund. At February 28, 2018, Deutsche Multi-Asset Global Allocation Fund held 5% or greater of the following Underlying Deutsche Funds’ outstanding shares: 38% of Deutsche EAFE Equity Index Fund and 6% of Deutsche European Equity Fund.

For the period from September 1, 2017 through November 30, 2018, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	Deutsche Multi-Asset Conservative Allocation Fund	Deutsche Multi-Asset Global Allocation Fund	Deutsche Multi-Asset Moderate Allocation Fund
Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

For the six months ended February 28, 2018, fees waived and/or expenses reimbursed for each Fund were as follows:

Deutsche Multi-Asset Conservative Allocation Fund
Class A	$19,570
Class C	3,406
Class S	19,507
$42,483

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Deutsche Multi-Asset Global Allocation Fund
Class A	$35,130
Class C	7,499
Class S	56,074
$98,703
Deutsche Multi-Asset Moderate Allocation Fund
Class A	$52,966
Class C	10,044
Class S	18,337
$81,347

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee (“Administration Fee”) of 0.10% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at February 28, 2018
Deutsche Multi-Asset Conservative Allocation Fund	$46,550	$7,072
Deutsche Multi-Asset Global Allocation Fund	$50,424	$7,583
Deutsche Multi-Asset Moderate Allocation Fund	$15,651	$2,331

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2018, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Deutsche Multi-Asset Conservative Allocation Fund
Class A	$11,071	$6,924
Class C	1,810	682
Class S	24,086	10,890
	$36,967	$18,496

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Deutsche Multi-Asset Global Allocation Fund
Class A	$12,163	$5,982
Class C	1,949	721
Class S	37,694	15,590
	$51,806	$22,293
Deutsche Multi-Asset Moderate Allocation Fund
Class A	$7,387	$4,889
Class C	943	254
Class S	3,573	1,424
	$11,903	$6,567

Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Funds’ Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2018, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2018
Deutsche Multi-Asset Conservative Allocation Fund
Class C	$29,264	$4,503
Deutsche Multi-Asset Global Allocation Fund
Class C	$28,218	$4,320
Deutsche Multi-Asset Moderate Allocation Fund
Class C	$16,871	$2,605

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2018, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 28, 2018	Annualized Rate
Deutsche Multi-Asset
Conservative Allocation Fund
Class A	$40,395	$13,791	.24%
Class C	9,724	3,355	.25%
	$50,119	$17,146

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Deutsche Multi-Asset
Global Allocation Fund
Class A	$45,259	$15,255	.24%
Class C	9,399	3,105	.25%
	$54,658	$18,360
Deutsche Multi-Asset
Moderate Allocation Fund
Class A	$23,562	$8,727	.24%
Class C	5,533	1,940	.25%
	$29,095	$10,667

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2018 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund aggregated $561, $1,286 and $1,121, respectively.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 28, 2018, the CDSC for Class C shares aggregated $137, $55 and $21 for Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended February 28, 2018, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders” were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2018
Deutsche Multi-Asset Conservative Allocation Fund	$5,710	$2,061
Deutsche Multi-Asset Global Allocation Fund	$5,430	$1,369
Deutsche Multi-Asset Moderate Allocation Fund	$5,602	$1,910

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund

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and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2018.

E. Share Transactions

Deutsche Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	121,772	$1,597,817	398,039	$4,969,241
Class C	46,907	618,659	48,240	591,815
Class S	152,714	1,993,438	457,167	5,684,384
		$4,209,914		$11,245,440

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Shares issued to shareholders in reinvestment of distributions
Class A	24,578	$321,576	45,377	$556,878
Class C	3,567	46,715	6,317	77,147
Class S	43,113	562,965	76,086	933,318
		$931,256		$1,567,343

Shares redeemed
Class A	(300,395)	$(3,939,666)	(827,226)	$(10,257,340)
Class C	(50,160)	(658,426)	(277,706)	(3,458,122)
Class S	(264,267)	(3,464,330)	(813,905)	(10,080,230)
		$(8,062,422)		$(23,795,692)

Net increase (decrease)
Class A	(154,045)	$(2,020,273)	(383,810)	$(4,731,221)
Class C	314	6,948	(223,149)	(2,789,160)
Class S	(68,440)	(907,927)	(280,652)	(3,462,528)
		$(2,921,252)		$(10,982,909)

Deutsche Multi-Asset Global Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	56,278	$912,033	337,085	$5,050,030
Class C	17,426	279,365	13,625	201,184
Class S	41,221	676,260	206,212	3,057,601
		$1,867,658		$8,308,815

Shares issued to shareholders in reinvestment of distributions
Class A	35,553	$573,478	80,177	$1,128,088
Class C	4,004	64,376	11,930	167,254
Class S	62,999	1,015,541	129,207	1,816,649
		$1,653,395		$3,111,991

Shares redeemed
Class A	(330,163)	$(5,324,894)	(640,808)	$(9,463,498)
Class C	(38,504)	(616,716)	(118,494)	(1,746,189)
Class S	(237,379)	(3,859,965)	(831,301)	(12,287,584)
		$(9,801,575)		$(23,497,271)

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Net increase (decrease)
Class A	(238,332)	$(3,839,383)	(223,546)	$(3,285,380)
Class C	(17,074)	(272,975)	(92,939)	(1,377,751)
Class S	(133,159)	(2,168,164)	(495,882)	(7,413,334)
		$(6,280,522)		$(12,076,465)

Deutsche Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	90,528	$914,171	835,762	$7,921,961
Class C	18,706	190,184	40,468	386,941
Class S	38,263	382,536	339,292	3,224,566
		$1,486,891		$11,533,468

Shares issued to shareholders in reinvestment of distributions
Class A	103,568	$1,019,109	133,835	$1,221,912
Class C	20,703	204,135	25,353	231,725
Class S	33,148	325,514	40,386	367,913
		$1,548,758		$1,821,550

Shares redeemed
Class A	(303,716)	$(3,080,660)	(1,262,286)	$(11,913,076)
Class C	(40,223)	(404,762)	(118,557)	(1,124,891)
Class S	(55,947)	(571,885)	(605,032)	(5,775,521)
		$(4,057,307)		$(18,813,488)

Net increase (decrease)
Class A	(109,620)	$(1,147,380)	(292,689)	$(2,769,203)
Class C	(814)	(10,443)	(52,736)	(506,225)
Class S	15,464	136,165	(225,354)	(2,183,042)
		$(1,021,658)		$(5,458,470)

Deutsche Asset Allocation Trust	53

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

54	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,020.20	$1,015.60	$1,021.50
Expenses Paid per $1,000*	$3.61	$7.35	$2.36

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,021.22	$1,017.50	$1,022.46
Expenses Paid per $1,000*	$3.61	$7.35	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Conservative Allocation Fund	.72%	1.47%	.47%

**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Asset Allocation Trust	55

Deutsche Multi-Asset Global Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,036.20	$1,032.50	$1,037.60
Expenses Paid per $1,000*	$3.28	$7.06	$2.02

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,021.57	$1,017.85	$1,022.81
Expenses Paid per $1,000*	$3.26	$7.00	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Global Allocation Fund	.65%	1.40%	.40%

**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

56	Deutsche Asset Allocation Trust

Deutsche Multi-Asset Moderate Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,046.10	$1,043.40	$1,048.80
Expenses Paid per $1,000*	$3.30	$7.09	$2.03

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,021.57	$1,017.85	$1,022.81
Expenses Paid per $1,000*	$3.26	$7.00	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche Multi-Asset Moderate Allocation Fund	.65%	1.40%	.40%

**	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Asset Allocation Trust	57

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Multi-Asset Conservative Allocation Fund’s, Deutsche Multi-Asset Global Allocation Fund’s and Deutsche Multi-Asset Moderate Allocation Fund’s (each a “Fund” and collectively, the “Funds”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Funds.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed

58	Deutsche Asset Allocation Trust

the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund and that, in September 2015, shareholders of each respective Fund approved the Agreement. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

Deutsche Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset

Deutsche Asset Allocation Trust	59

Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Deutsche Multi-Asset Global Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset Global Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Deutsche Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile

60	Deutsche Asset Allocation Trust

being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant.

Deutsche Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”).

Deutsche Multi-Asset Global Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Global Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding

Deutsche Asset Allocation Trust	61

12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

Deutsche Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of other share classes of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Funds and the comparable Deutsche funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the Deutsche Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect

62	Deutsche Asset Allocation Trust

to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Asset Allocation Trust	63

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

64	Deutsche Asset Allocation Trust

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Deutsche Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

Deutsche Multi-Asset Global Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

Deutsche Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

Deutsche Asset Allocation Trust	65

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes —information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

66	Deutsche Asset Allocation Trust

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

Wecollect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 03/2018

Deutsche Asset Allocation Trust	67

MULTI-3

(R-026694-7 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018